Short-term borrowings (Tables)	12 Months Ended
Mar. 31, 2016
Short-Term Borrowings

Short-term borrowings as of March 31, 2015 and March 31, 2016 were comprised of the following:

	As of,
	March 31, 2015		March 31, 2016		March 31, 2016
	(In millions)
Borrowed in the call market	Rs.	14,851.7	Rs.	15,792.8	US$	238.4
Term borrowings from institutions/banks		80,002.8		74,603.8		1,126.1
Foreign currency borrowings		119,337.4		163,165.8		2,462.9

Total	Rs.	214,191.9	Rs.	253,562.4	US$	3,827.4

Total borrowings outstanding:

Maximum amount outstanding	Rs.	276,731.0	Rs.	367,195.2	US$	5,542.6

Average amount outstanding	Rs.	143,975.8	Rs.	245,039.3	US$	3,698.7

Weighted average interest rate		3.0%		2.9%		2.9%